PGIM Short Duration Multi-Sector Bond Fund Expense Example, No Redemption - PGIM Short Duration Multi-Sector Bond Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 287
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	567
Expense Example, No Redemption, 10 Years	993
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	458
Expense Example, No Redemption, 5 Years	791
Expense Example, No Redemption, 10 Years	1,511
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	561
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	107
Expense Example, No Redemption, 5 Years	189
Expense Example, No Redemption, 10 Years	$ 429